Income Tax Expense	12 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Income Tax Expense

11.	INCOME TAX EXPENSE

	2021	2022	2023
	US$	US$	US$
Hong Kong Profits Tax
- Current tax	3,282	3,207	4,630
- Overprovision in prior years	(3)	(36)	(5)
Deferred tax (note 25)	(106)	(141)	(140)

	3,173	3,030	4,485

Under the two-tiered profits tax rates regime in Hong Kong, the first HK$2 million of profits of the qualifying group entity is taxed at 8.25%, and profits above HK$2 million is taxed at 16.5%. The profits of group entities not qualifying for the two-tiered
profits tax rates regime continue to be taxed at a flat rate of 16.5%.
Singapore CIT is calculated at 17.0% on the estimated assessable profit. No provision for taxation in Singapore has been made as the relevant group entities have no assessable profits during the years ended April 30, 2021, 2022 and 2023.
The Company’s subsidiaries established in Canada is subject to Federal and Ontario provincial income taxes at an aggregate rate of 33%. Since the acquisition of AMTD Assets in February 2023, no provision for taxation in Canada has been made as the relevant group entities have no assessable profits.
The income tax expense for the year can be reconciled to the profit before tax per the consolidated statements of profit or loss and other comprehensive income as follows:

	2021	2022	2023
	US$	US$	US$
Profit before tax	25,307	28,870	44,625

Tax at the domestic income tax rate of 16.5%	4,176	4,764	7,363
Tax effect of income not taxable for tax purpose	(2,156)	(3,168)	(3,070)
Tax effect of expenses not deductible for tax purpose	968	1,010	51
Tax effect of share of losses of joint ventures	—	—	66
Tax effect of tax losses not recognized	202	457	400
Utilization of tax losses previously not recognized	—	—	(298)
Overprovision in prior years	(3)	(36)	(5)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(9)	3	(20)
Others	(5)	—	(2)

Income tax expense for the year	3,173	3,030	4,485

The Group has unused tax losses of US$1,806 and US$60,865 at April 30, 2022 and 2023, available for offset against future profits, respectively. No deferred tax asset has been recognized in respect of these tax losses due to the unpredictability of future profit streams. The tax losses may be carried forward indefinitely.